Note 7 - Risk Management -Internal Rating Exposure (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subject to 12 month ECL [Member]
Disclosure of probability of default Line Items
Abridged Scale	89,9	91,0	91,7
Subject to 12 month ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default Line Items
Abridged Scale	4,0	5,5	9,6
Subject to 12 month ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default Line Items
Abridged Scale	10,2	6,3	10,8
Subject to 12 month ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default Line Items
Abridged Scale	7,7	14,6	6,3
Subject to 12 month ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default Line Items
Abridged Scale	26,8	24,5	20,9
Subject to 12 month ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default Line Items
Abridged Scale	24,0	24,5	30,1
Subject to 12 month ECL [Member] | 194 to 1.061 [Member]
Disclosure of probability of default Line Items
Abridged Scale	15,1	14,0	12,2
Subject to 12 month ECL [Member] | 1.061 to 2.121 [Member]
Disclosure of probability of default Line Items
Abridged Scale	1,5	1,4	1,6
Subject to 12 month ECL [Member] | 2.121 to 4.243 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0,6	0,4	0,2
Subject to life time ECL [Member]
Disclosure of probability of default Line Items
Abridged Scale	10,1	9,0	8,3
Subject to life time ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default Line Items
Abridged Scale	-	-	-
Subject to life time ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0,1	-	0,1
Subject to life time ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0,1	0,2	-
Subject to life time ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default Line Items
Abridged Scale	0,5	0,8	0,4
Subject to life time ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default Line Items
Abridged Scale	2,3	1,6	1,8
Subject to life time ECL [Member] | 194 to 1.061 [Member]
Disclosure of probability of default Line Items
Abridged Scale	3,4	3,6	3,6
Subject to life time ECL [Member] | 1.061 to 2.121 [Member]
Disclosure of probability of default Line Items
Abridged Scale	1,2	1,2	1,2
Subject to life time ECL [Member] | 2.121 to 4.243 [Member]
Disclosure of probability of default Line Items
Abridged Scale	2,5	1,5	1,2